Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 28,065	$ 29,385
Trade accounts receivable (Includes $425,216 at December 31, 2017 and $368,922 at December 31, 2016 at December 31, 2017, associated with the securitization facility)	443,462	392,962
Other receivables	23,289	13,562
Inventories	315,575	322,664
Prepaid expenses and other current assets	17,470	10,247
Total current assets	827,861	768,820
Plant, property and equipment, net	1,453,607	1,441,557
Other assets	24,431	25,468
Intangible assets, net	297,475	314,413
Goodwill	720,611	705,617
Total assets	3,323,985	3,255,875
Current liabilities:
Capital lease obligation	30
Dividend payable	10,302	10,052
Accounts payable	199,574	189,350
Accrued expenses	105,951	76,480
Accrued compensation costs	75,215	48,840
Accrued income taxes	31,458	15,971
Total current liabilities	422,530	340,693
Other liabilities:
Long-term debt (Includes $308,849 at December 31, 2017 and $269,273 at December 31, 2016, associated with the securitization facility)	1,374,502	1,485,323
Long-term financing obligation	82,199
Capital lease obligation	4,595
Pension and postretirement benefits	14,196	34,207
Deferred income taxes	252,101	405,561
Other liabilities	36,848	85,761
Total other liabilities	1,764,441	2,010,852
Stockholders' equity:
Preferred stock - $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 175,000,000 shares authorized; 97,043,750 shares issued and outstanding (excluding 40,000 treasury shares) at December 31, 2017 and 96,639,920 shares issued and outstanding (excluding 40,000 treasury shares) at December 31, 2016	10	10
Additional paid-in-capital	291,629	275,970
Retained earnings	894,061	689,668
Accumulated other comprehensive loss	(48,686)	(61,318)
Total stockholders' equity	1,137,014	904,330
Total liabilities and stockholders' equity	$ 3,323,985	$ 3,255,875